CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ 1,794	$ 316	$ 10,903	$ (118,222)	$ 256,461
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Stock-based compensation	3,070	2,972	31,040	18,416	24,350
Depreciation	9,206	8,838	25,133	27,111	23,873
Amortization of intangibles			13,196	19,085	19,601
Amortization of deferred finance charges and debt discount			3,346	3,193	3,022
Goodwill and other asset impairment	161	0	8,599	87,204	5,471
Adjustment to deferred acquisition consideration	(4,600)	(7,643)	5,403	(374)	(4,819)
Deferred income taxes (benefits)	8,511	748	4,791	21,585	(173,313)
(Gain) loss on disposition of assets			3,237	(1,867)	(1,600)
Earnings of non-consolidated affiliates	0	(83)	(352)	(62)	(2,081)
Other non-current assets and liabilities	4,489	(2,608)	(863)	392	(4,420)
Foreign exchange			(9,475)	20,795	(17,637)
Changes in working capital:
Accounts receivable	41,148	(29,957)	(37,763)	31,326	(50,030)
Expenditures billable to clients	7,370	(4,294)	12,236	(11,223)	1,892
Prepaid expenses and other current assets	(3,385)	(3,373)	3,474	(17,189)	6,569
Accounts payable, accruals and other current liabilities	(62,120)	(75,105)	(14,077)	(18,222)	13,398
Acquisition related payments	(782)	(3,657)	(5,223)	(29,141)	(42,790)
Payments For (Proceeds From) Cash In Trust			0	(656)	(709)
Advance billings	(24,816)	32,563	32,934	(14,871)	14,548
Net cash provided by operating activities	(19,954)	(81,200)	86,539	17,280	71,786
Cash flows from investing activities:
Capital expenditures	(1,546)	(3,606)	(18,596)	(20,264)	(32,958)
Proceeds from sale of assets	18,920	23,050	23,050	2,082	10,631
Acquisitions, net of cash acquired	(729)	(1,050)	(4,823)	(32,713)	0
Payments of Distributions to Affiliates			0	963	3,672
Other investments	0	(293)	484	(499)	(2,229)
Net cash provided by (used in) investing activities	16,645	18,101	115	(50,431)	(20,884)
Cash flows from financing activities:
Acquisition related payments	(750)	0	(30,155)	(32,172)	(57,083)
Distributions to noncontrolling interests	(3,973)		(11,392)	(13,419)	(8,865)
Payment of dividends			(56)	(196)	(284)
Purchase of shares			(601)	(776)	(1,758)
Other	(4,608)	(1,536)	0	(146)	(404)
Net cash provided by (used in) financing activities	119,642	60,753	(11,729)	21,434	(32,599)
Effect of Exchange Rate on Cash and Cash Equivalents	(2,164)	(576)
Effect of exchange rate changes on cash, cash equivalents, and cash held in trusts			1	77	(754)
Cash, Cash Equivalents, Restricted Cash, Restricted Cash Equivalents and Cash Held in Trusts Including Cash Classified Within Assets Held for Sale, Period Increase (Decrease)			74,926	(11,640)	17,549
Change in cash and cash equivalents held in trusts classified within held for sale	0	(3,307)
Change in cash and cash equivalents classified within assets held for sale	0	1,728	4,441	0	0
Net increase (decrease) in cash, cash equivalents, and cash held in trusts including cash classified within assets held for sale	114,169	(2,922)	76,060	(19,938)	17,549
Cash and cash equivalents at beginning of period	106,933	30,873	30,873	50,811	33,262
Cash and cash equivalents at end of period	221,102	26,372	106,933	30,873	50,811
Cash, Cash Equivalents, Restricted Cash And Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rage Effect, Net Of Cash Classified Within Assets Held For Sale	114,169	(4,501)
Supplemental disclosures:
Cash income taxes paid	849	1,677	2,296	3,836	8,099
Cash interest paid			62,223	64,012	62,895
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	145	1,629
Wells Fargo Capital Finance, LLC | Revolving Credit Facility
Cash flows from financing activities:
Repayment of revolving credit facility			(1,303,350)	(1,625,862)	(1,479,632)
Proceeds from revolving credit facility	125,000	(35,340)	1,235,205	1,694,005	1,425,207
Change in cash and cash equivalents held in trusts classified within held for sale			(3,307)	(8,298)	0
Series 4 Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of common and convertible preference shares, net of issuance costs	$ 0	$ 97,629	$ 98,620	$ 0	$ 90,220